Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Dec. 31, 2022
Schedule of Weighted Average Lease Term and Weighted Average Discount Rate [Abstract]
Operating leases weighted average remaining lease term (in years)	2 years 3 months 3 days
Operating leases weighted average discount rate	7.99%